Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013 Parent [Member]	Dec. 31, 2013 Predecessor [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Basis of Presentation
Basis of Presentation

These financial statements have been prepared by the Company without audit, pursuant to the rules and regulations of the SEC. They reflect all adjustments that are, in the opinion of management, necessary for a fair statement of the results for interim periods, on a basis consistent with the audited annual financial statements. All such adjustments are of a normal recurring nature. Certain information, accounting policies and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States ("GAAP") have been omitted pursuant to such rules and regulations, although the Company believes the disclosures are adequate to make the information presented not misleading.

Basis of Presentation
This balance sheet has been prepared in accordance with accounting principles generally accepted in the United States of America. Separate statements of operations, statements of changes in stockholder's equity and statements of cash flows have not been presented because the Company has had no business transactions or activities to date.

Use of Estimates
Use of Estimates

The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and the disclosure of contingent assets and liabilities in the financial statements and accompanying notes. Although management believes these estimates are reasonable, actual results could differ from these estimates. Changes in estimates are recorded prospectively. Significant assumptions are required in the valuation of proved oil and natural gas reserves that may affect the amount at which oil and natural gas properties are recorded. Estimation of asset retirement obligations ("AROs") and valuations of derivative instruments and the fair value of incentive unit compensation also require significant assumptions. It is possible that these estimates could be revised at future dates and these revisions could be material. Depletion of oil and natural gas properties are determined using estimates of proved oil and natural gas reserves. There are numerous uncertainties inherent in the estimation of quantities of proved reserves and in the projection of future rates of production and the timing of development expenditures. Similarly, evaluations for impairment of proved and unproved oil and natural gas properties are subject to numerous uncertainties including, among others, estimates of future recoverable reserves and commodity price estimates.

Use of Estimates

The preparation of the combined financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and the disclosure of contingent assets and liabilities in the financial statements and accompanying notes. Although management believes these estimates are reasonable, actual results could differ from these estimates. Changes in estimates are recorded prospectively. Significant assumptions are required in the valuation of proved oil and natural gas reserves which may affect the amount at which oil and natural gas properties are recorded. Estimation of asset retirement obligations ("AROs"), valuation of derivative instruments and the fair value of incentive unit compensation also require significant assumptions. It is possible these estimates could be revised at future dates and these revisions could be material. Depletion of oil and natural gas properties are determined using estimates of proved oil and natural gas reserves. There are numerous uncertainties inherent in the estimation of quantities of proved reserves and in the projection of future rates of production and the timing of development expenditures. Similarly, evaluations for impairment of proved and unproved oil and natural gas properties are subject to numerous uncertainties including, among others, estimates of future recoverable reserves and commodity price estimates. Certain reclassifications of amounts from lease operating expenses to production and ad valorem expenses have been made to prior periods to conform to the current year presentation.

Concentration of Credit Risk
Concentrations of Credit Risk

Cash equivalents

The Predecessor's cash equivalents are primarily invested in funds with high-quality, short-term securities and instruments that are issued or guaranteed by the U.S. government.
Derivative assets and liabilities

The Predecessor has a risk of loss from counterparties not performing pursuant to the terms of their contractual obligations. Counterparty performance can be influenced by changes in the economy and regulatory issues, among other factors.

During the years ended December 31, 2013, 2012 and 2011, the Predecessor did not incur any significant losses due to counterparty bankruptcy filings. The Predecessor assesses its credit exposure on a net basis to reflect master netting agreements in place with certain counterparties. The Predecessor offsets its credit exposure to each counterparty with amounts it owes the counterparty under derivative contracts.

Reclassifications	Reclassifications Certain reclassifications have been made to prior periods to conform to current period presentation.		Reclassifications Certain reclassifications of amounts from lease operating expenses to production and ad valorem expenses have been made to prior periods to conform to current year presentation.
Cash and Cash Equivalents			Cash and Cash Equivalents The Predecessor considers all highly liquid instruments with an original maturity of three months or less at the time of issuance to be cash equivalents.
Derivatives and Other Financial Instruments
Derivative and Other Financial Instruments

The Predecessor uses derivative financial instruments to reduce exposure to fluctuations in the prices of oil. In addition, the Predecessor has historically entered into derivative contracts in the form of interest rate derivatives to minimize the effects of fluctuations in interest rates. These transactions are in the form of collars, swaps and puts.

The Predecessor reports the fair value of derivatives on the combined balance sheets in derivative instrument assets and derivative instrument liabilities as either current or noncurrent. The Predecessor determines the current and noncurrent classification based on the timing of expected future cash flows of individual trades. The Predecessor reports these amounts on a gross basis by contract.

The Predecessor's derivative instruments were not designated as hedges for accounting purposes for any of the periods presented. Accordingly, the changes in fair value are recognized in the combined statement of operations in the period of change. Gains and losses on derivatives are included in cash flows from operating activities. Premiums paid for put options are included in cash flows from investing activities.

Accounts Receivable and Accounts Receivable from Related Parties
Accounts Receivable from Related Parties

The Company's accounts receivable from related parties as of March 31, 2014 and December 31, 2013 consisted of the following:

	March 31, 2014	December 31, 2013
	(In thousands)
Collins	$3,261	$—
Wallace LP	3,594	3,672
Collins & Wallace Holdings, LLC	252	—
	$7,107	$3,672

Prior to the IPO, Collins, Wallace LP and Collins & Wallace Holdings, LLC had non-operated working interests in substantially all of the oil and natural gas assets that the Company operates. The Company considers the accounts receivable from these related parties to be fully collectible.

Accounts Receivable

Accounts receivable, which are primarily from the sale of oil, NGLs and natural gas, are accrued based on estimates of the volumetric sales and prices the Predecessor believes it will receive. The Predecessor routinely reviews outstanding balances, assesses the financial strength of its customers and records a reserve for amounts not expected to be fully recovered. The Predecessor has not provided an allowance for doubtful accounts based on management's expectations that all receivables at year-end will be fully collected. The need for an allowance is determined based upon reviews of individual accounts, historical losses, existing economic conditions and other pertinent factors. No bad debt expense was recorded for the years ended December 31, 2013, 2012 or 2011.

Oil and Natural Gas Properties
In some circumstances, it may be uncertain whether proved commercial reserves have been found when drilling has been completed. Such exploratory well drilling costs may continue to be capitalized if the anticipated reserve quantity is sufficient to justify its completion as a producing well and sufficient progress in assessing the reserves and the economic and operating viability of the project is being made. As of March 31, 2014 and December 31, 2013, there were no costs capitalized in connection with exploratory wells in progress.

Capitalized costs are evaluated for impairment whenever events or changes in circumstances indicate that an asset's carrying amount may not be recoverable. To determine if a depletable unit (field) is impaired, the Company compares the carrying value of the depletable unit to the undiscounted future net cash flows by applying estimates of future oil and natural gas prices to the estimated future production of oil and natural gas reserves over the economic life of the property and deducting future costs. Future net cash flows are based upon reservoir engineers' estimates of proved reserves.

For a property determined to be impaired, an impairment loss equal to the difference between the property's carrying value and estimated fair value is recognized. Fair value, on a field basis, is estimated to be the present value of the aforementioned expected future net cash flows. Unproved properties are assessed periodically to determine whether they have been impaired. An impairment allowance is provided on an unproved property when the Company determines that the property will not be developed. Each part of this calculation is subject to a large degree of judgment, including the determination of the depletable units' estimated reserves, future net cash flows and fair value. No impairment of proved property was recorded for the three months ended March 31, 2014 or 2013.

Natural gas volumes are converted to Boe at the rate of six Mcf of natural gas to one Bbl of oil. This convention is not an equivalent price basis and there may be a large difference in value between an equivalent volume of oil versus an equivalent volume of natural gas. NGL volumes are stated in barrels.
Oil and Natural Gas Properties

The Company uses the successful efforts method of accounting for its oil and natural gas exploration and production activities. Costs incurred by the Company related to the acquisition of oil and natural gas properties and the cost of drilling development wells and successful exploratory wells are capitalized, while the costs of unsuccessful exploratory wells are expensed when determined to be unsuccessful.

The Company capitalizes interest on expenditures while activities are in progress to bring the assets to their intended use for significant exploration and development projects that last more than six months. The Company did not capitalize any interest in the three months ended March 31, 2014 and 2013 as no projects lasted more than six months. Costs incurred to maintain wells and related equipment, lease and well operating costs and other exploration costs are expensed as incurred. Gains and losses arising from sales of properties are generally included as income. Unproved properties are assessed periodically for possible impairment.

Capitalized acquisition costs attributable to proved oil and natural gas properties and leasehold costs are depleted on a field basis based on proved reserves using the unit-of-production method. Capitalized exploration well costs and development costs, including AROs, are depleted on a field basis, based on proved developed reserves. Depletion expense for oil and natural gas producing property was $16.3 million and $10.2 million for the three months ended March 31, 2014 and 2013, respectively, and is included in depreciation, depletion and amortization in the accompanying consolidated statements of operations.

Oil and Natural Gas Properties

The Predecessor uses the successful efforts method of accounting for its oil and natural gas exploration and production activities. Costs incurred by the Predecessor related to the acquisition of oil and natural gas properties and the cost of drilling development wells and successful exploratory wells are capitalized, while the costs of unsuccessful exploratory wells are expensed when determined to be unsuccessful.

The Predecessor capitalizes interest on expenditures while activities are in progress to bring the assets to their intended use for significant exploration and development projects that last more than six months. The Predecessor did not capitalize any interest in 2013 and 2012 as no projects lasted more than six months. Costs incurred to maintain wells and related equipment, lease and well operating costs and other exploration costs are charged to expense as incurred. Gains and losses arising from sales of properties are generally included as income. Unproved properties are assessed periodically for possible impairment.

Capitalized acquisition costs attributable to proved oil and natural gas properties are depleted on a field basis based on proved reserves using the unit-of-production method. Capitalized exploration well costs and development costs, including AROs, are depleted on a field basis, based on proved developed reserves. Depletion expense for oil and natural gas producing property was $46.9 million, $48.0 million and $16.0 million for the years ended December 31, 2013, 2012 and 2011, respectively, and is included in depreciation, depletion and amortization in the accompanying combined statements of operations.
In some circumstances, it may be uncertain whether proved commercial reserves have been found when drilling has been completed. Such exploratory well drilling costs may continue to be capitalized if the anticipated reserve quantity is sufficient to justify its completion as a producing well and sufficient progress in assessing the reserves and the economic and operating viability of the project is being made. As of December 31, 2013 and 2012, there were no costs capitalized in connection with exploratory wells in progress.

Capitalized costs are evaluated for impairment whenever events or changes in circumstances indicate that an asset's carrying amount may not be recoverable. To determine if a depletable unit (field) is impaired, the Predecessor compares the carrying value of the depletable unit to the undiscounted future net cash flows by applying estimates of future oil and natural gas prices to the estimated future production of oil and natural gas reserves over the economic life of the property and deducting future costs. Future net cash flows are based upon reservoir engineers' estimates of proved reserves.

For a property determined to be impaired, an impairment loss equal to the difference between the property's carrying value and estimated fair value is recognized. Fair value, on a field basis, is estimated to be the present value of the aforementioned expected future net cash flows. Unproved properties are assessed periodically to determine whether they have been impaired. An impairment allowance is provided on an unproved property when the Predecessor determines that the property will not be developed. Each part of this calculation is subject to a large degree of judgment, including the determination of the depletable units' estimated reserves, future net cash flows and fair value. In 2011, the Predecessor recognized impairment losses of $2.2 million related to oil and natural gas properties, which were written down to fair value using Level 3 fair-value inputs. No impairment of proved property was recorded for the years ended December 31, 2013 and 2012.

Natural gas volumes are converted to barrels of oil equivalent ("Boe") at the rate of six thousand cubic feet ("Mcf") of natural gas to one barrel ("Bbl") of oil. This convention is not an equivalent price basis and there may be a large difference in value between an equivalent volume of oil versus an equivalent volume of natural gas.

Other Property and Equipment
Other Property and Equipment

Other capital assets include service wells, computer equipment and software, telecommunications equipment, and furniture and fixtures. These items are recorded at cost, or fair value if acquired through a business acquisition, and are depreciated using straight-line methods based on expected lives of the individual assets or group of assets ranging from 5 to 39 years. Depreciation expense related to such assets for the years ended December 31, 2013, 2012 and 2011 was $0.3 million, $0.3 million and $0.2 million, respectively, and is included in depreciation, depletion and amortization in the accompanying combined statement of operations.

Restricted Cash			Restricted Cash Restricted cash as of December 31, 2013 and 2012 consisted of a certificate of deposit that matures in 2014.
Deferred Loan Costs
Deferred Loan Costs

Deferred loan costs are stated at cost, net of amortization, which is computed using the straight-line method over the life of the loan which is reflective of the effective interest rate method. Deferred loan costs of $2.2 million and $1.5 million as of December 31, 2013 and 2012, respectively, net of accumulated amortization, are included in other assets in the accompanying combined balance sheets. Amortization of deferred loan costs of $1.7 million, $0.5 million and $0.4 million was recorded for the years ended December 31, 2013, 2012 and 2011, respectively.

Asset Retirement Obligation
Asset Retirement Obligation

The Company records AROs related to the retirement of long-lived assets at the time a legal obligation is incurred and the liability can be reasonably estimated. AROs are recorded as long-term liabilities with a corresponding increase in the carrying amount of the related long-lived asset. Subsequently, the asset retirement cost included in the carrying amount of the related asset is allocated to expense through depletion of the asset. Changes in the liability due to passage of time are generally recognized as an increase in the carrying amount of the liability and as corresponding accretion expense.

The Company estimates a fair value of the obligation on each well in which it owns an interest by identifying costs associated with the future down-hole plugging, dismantlement and removal of production equipment and facilities, and the restoration and reclamation of a field's surface to a condition similar to that existing before oil and natural gas extraction began.

In general, the amount of ARO and the costs capitalized will be equal to the estimated future cost to satisfy the abandonment obligation using current prices that are escalated by an assumed inflation factor up to the estimated settlement date which is then discounted back to the date that the abandonment obligation was incurred using an estimated credit adjusted rate. If the estimated ARO changes, an adjustment is recorded to both the ARO and the long-lived asset. Revisions to estimated AROs can result from changes in retirement cost estimates, revisions to estimated inflation rates and changes in the estimated timing of abandonment.

After recording these amounts, the ARO is accreted to its future estimated value using the same assumed credit adjusted rate and the associated capitalized costs are depreciated on a unit-of-production basis.

The ARO consisted of the following for the periods indicated:

Three Months Ended March 31, 2014
(In thousands)
Asset retirement obligation at beginning of period	$2,584
Liabilities assumed	2,192
Accretion expense	29
Asset retirement obligation at end of period	$4,805

Asset Retirement Obligation

The Predecessor records AROs related to the retirement of long lived assets at the time a legal obligation is incurred and the liability can be reasonably estimated. AROs are recorded as long-term liabilities with a corresponding increase in the carrying amount of the related long-lived asset. Subsequently, the asset retirement cost included in the carrying amount of the related asset is allocated to expense through depletion of the asset. Changes in the liability due to passage of time are generally recognized as an increase in the carrying amount of the liability and as corresponding accretion expense.

The Predecessor estimates a fair value of the obligation on each well in which it owns an interest by identifying costs associated with the future down-hole plugging, dismantlement and removal of production equipment and facilities, and the restoration and reclamation of a field's surface to a condition similar to that existing before oil and natural gas extraction began.

In general, the amount of ARO and the costs capitalized will be equal to the estimated future cost to satisfy the abandonment obligation using current prices that are escalated by an assumed inflation factor up to the estimated settlement date which is then discounted back to the date that the abandonment obligation was incurred using an estimated credit adjusted rate. If the estimated ARO changes, an adjustment is recorded to both the ARO and the long-lived asset. Revisions to estimated AROs can result from changes in retirement cost estimates, revisions to estimated inflation rates, and changes in the estimated timing of abandonment.

After recording these amounts, the ARO is accreted to its future estimated value using the same assumed credit adjusted rate and the associated capitalized costs are depreciated on a unit-of-production basis.

Revenue Recognition
Revenue Recognition

Oil, NGL and natural gas revenue is recognized when the product is sold to a purchaser, delivery has occurred, written evidence of an arrangement exists, pricing is fixed and determinable and collectability of the revenue is reasonably assured. Oil, NGL and natural gas imbalances result when sales differ from the seller's net revenue interest in the particular property's reserves. An imbalance receivable or liability is recognized only to the extent that the Predecessor has an imbalance on a specific property greater than the expected remaining proved reserves. As of December 31, 2013 and 2012, the Predecessor had no significant asset or liability recorded for oil, natural gas or NGL imbalances. In 2011, we did not track NGLs as a separate product category; instead, NGL production and sales were included in our natural gas production and sales.

Income Taxes
Income Taxes

RSP LLC was organized as a limited liability company and treated as a flow-through entity for federal income tax purposes. As such, taxable income and any related tax credits were passed through to its members and are included in their tax returns even though such net taxable income or tax credits may not have actually been distributed. Accordingly, provision for federal and state corporate income taxes has been made only for the operations of RSP Inc. from January 23, 2014 through March 31, 2014 in the accompanying consolidated financial statements. Deferred income taxes are provided to reflect the future tax consequences or benefits of differences between the tax basis of assets and liabilities and their reported amounts in the financial statements using enacted tax rates. Upon the completion of the contribution of RSP LLC, a limited liability company, to a corporation on January 23, 2014, the Company established a $132 million provision for deferred income taxes, which was recognized as tax expense from continuing operations. The primary upward adjustments in the effective tax rate above the U.S. statutory rate are the adjustments related to the contribution of a limited liability company to a corporation noted above along with non-deductible incentive unit compensation.

Deferred taxes are determined based on the estimated future tax effects of differences between the financial statement and tax basis of assets and liabilities, given the provisions of enacted tax laws. Tax positions are evaluated for recognition using a more-likely-than-not threshold, and those tax positions requiring recognition are measured as the largest amount of tax benefit that is greater than fifty percent likely of being realized upon ultimate settlement with a taxing authority that has full knowledge of all relevant information. The Company's policy is to record interest and penalties relating to uncertain tax positions in income tax expense. At March 31, 2014 and December 31, 2013, the Company did not have any accrued liability for uncertain tax positions and do not anticipate recognition of any significant liabilities for uncertain tax positions during the next 12 months.

The Company's U.S. federal income tax returns and Texas franchise tax returns for 2010 and beyond remain subject to examination by the taxing authorities. There are no material unresolved items related to periods previously audited by these taxing authorities. No other jurisdiction's returns are significant to the Company's financial position.

Income Taxes

RSP and Rising Star are organized as Delaware limited liability companies and are treated as flow-through entities for federal income tax purposes. As a result, the net taxable income of the Predecessor and any related tax credits are passed through to the members and are included in their tax returns even though such net taxable income or tax credits may not have actually been distributed. Accordingly, no federal tax provision has been recorded in the financial statements of the Predecessor.

However, the Predecessor's operations located in Texas are subject to an entity-level tax, the Texas franchise tax, at a statutory rate of up to 1% of income that is apportioned to Texas. A deferred tax liability has been recognized in the combined balance sheets to reflect the future tax consequences attributable to the difference in the book and tax bases of certain assets and liabilities.

The Predecessor evaluates the tax positions taken or expected to be taken in the course of preparing its tax returns and disallows the recognition of tax positions not deemed to meet a "more-likely-than-not" threshold of being sustained by the applicable tax authority. The Predecessor's management does not believe that any tax positions included in its tax returns would not meet this threshold. The Predecessor's policy is to reflect interest and penalties related to uncertain tax positions as part of its income tax expense, when and if they become applicable.

Unaudited Pro Forma Information
Unaudited Pro Forma Income Taxes

These financial statements were prepared in anticipation of the initial public offering of the common stock of the Predecessor's parent entity (the "IPO"). In connection with the IPO, all interests in RSP and certain assets of Rising Star were contributed to a newly-formed Delaware corporation, which is treated as a taxable C corporation and thus is subject to federal and state income taxes. Accordingly, a pro forma income tax provision has been disclosed as if the Predecessor was a taxable corporation for the most recent period presented. The Predecessor has computed pro forma tax expense using a 36% blended corporate level federal and state tax rate. If the Predecessor had affected the change in tax status on December 31, 2013, the Predecessor would have recognized a deferred tax liability of approximately $112.4 million related to the tax basis of its long-lived assets being less than its book basis in those assets.

Unaudited Pro Forma Earnings Per Share

The Predecessor has presented pro forma earnings per share for the most recent period. Pro forma basic and diluted income per share was computed by dividing pro forma net income attributable to the Predecessor by the number of shares of common stock attributable to the Predecessor issued in the IPO, as if such shares were issued and outstanding for the year ended December 31, 2013.

Unaudited Pro Forma Distribution Payable

Staff Accounting Bulletin 1.B.3 requires that certain distributions to owners prior to or concurrent with an initial public offering be considered as distributions in contemplation of that offering. The pro forma balance sheet as of December 31, 2013 reflects the pro forma distribution accrual related to the estimated $27.8 million and $1.7 million of cash distributions expected to be made to RSP Permian Holdco, L.L.C. and Rising Star, respectively, upon the closing of the IPO. This total pro forma $29.5 million cash distribution will be funded with the net proceeds received in connection with the IPO.

New Accounting Pronouncements
New Accounting Pronouncements

The Company has reviewed recently issued accounting standards and plans to adopt those that are applicable to it. It does not expect the adoption of those standards to have a material impact on its financial position, results of operations or cash flows.

New Accounting Pronouncements

The FASB issued ASU 2011-11, "Disclosures about Offsetting Assets and Liabilities" in December 2011, and issued ASU 2013-01, "Clarifying the Scope of Disclosures About Offsetting Assets and Liabilities" in January 2013. These ASUs create new disclosure requirements regarding the nature of an entity's rights of setoff and related arrangements associated with its derivative instruments, repurchase agreements and securities lending transactions. Certain disclosures of the amounts of certain instruments subject to enforceable master netting arrangements would be required, irrespective of whether the entity has elected to offset those instruments in the statement of financial position. These ASUs are effective retrospectively for annual reporting periods beginning on or after January 1, 2013. The adoption of these ASUs will not impact the Predecessor's financial position, results of operations or liquidity.